UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23510

LORD ABBETT FLOATING RATE HIGH INCOME FUND

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Esq. Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Floating Rate High Income Fund

For the period ended June 30, 2023

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Consolidated Schedule of Investments

18	Consolidated Statement of Assets and Liabilities

19	Consolidated Statement of Operations

20	Consolidated Statement of Changes in Net Assets

21	Consolidated Statement of Cash Flows

22	Consolidated Financial Highlights

24	Notes to Consolidated Financial Statements

40	Supplemental Information to Shareholders

Lord Abbett Floating Rate High Income Fund
Semiannual Report

For the period ended June 30, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Floating Rate High Income Fund for the period of January 4, 2023, commencement of operations through its period ended June 30, 2023. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service fees (these charges vary among the share classes); interest expense; and other Fund expenses. You may also incur transaction costs in the form of a repurchase fee of up to 2% which the Fund may (but does not currently) impose on shares that have been accepted for repurchase that have been held for less than one year. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 4, 2023 through June 30, 2023).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/4/23 – 6/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/4/23	6/30/23	1/4/23 - 6/30/23
Class I
Actual	$1,000.00	$1,046.50	$9.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.37	$8.94
Class A
Actual	$1,000.00	$1,043.90	$11.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,012.95	$11.37

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.83% for Class I and 2.33% for Class A) multiplied by the average account value over the period, multiplied by 177/365 (to reflect the period from January 4, 2023, commencement of operations, to June 30, 2023).

Portfolio Holdings Presented by Sector

June 30, 2023

Sector*	%**
Asset Backed Securities	0.72%
Basic Materials	2.09%
Communications	8.22%
Consumer Cyclical	19.19%
Consumer Non-Cyclical	13.29%
Energy	5.14%
Financial	10.11%
Industrial	16.17%
Technology	17.26%
Utilities	1.50%
Repurchase Agreements	6.31%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Consolidated Schedule of Investments (unaudited)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 121.27%

ASSET-BACKED SECURITIES 0.93%

Automobiles
CAL Receivables LLC Series 2022-1 Class B† (cost $97,143)	9.417% (30 day USD SOFR Average + 4.35%	)#	10/15/2026	$100,000	$97,954

CONVERTIBLE BONDS 0.54%

Airlines
JetBlue Airways Corp. (cost $57,396)	0.50%		4/1/2026	69,000	57,012

CORPORATE BONDS 6.20%

Aerospace/Defense 0.64%
Triumph Group, Inc.	7.75%		8/15/2025	69,000	67,157

Airlines 0.54%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)	9.50%		6/1/2028	62,000	56,983

Diversified Financial Services 1.83%
Advisor Group Holdings, Inc.†	10.75%		8/1/2027	69,000	69,529
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(a)	6.50%		9/15/2024	138,000	123,791
Total					193,320

Food 0.65%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%		4/15/2025	69,000	68,751

Internet 0.64%
EquipmentShare.com, Inc.†	9.00%		5/15/2028	69,000	67,066

Oil & Gas 1.48%
Berry Petroleum Co. LLC†	7.00%		2/15/2026	69,000	63,907
Crescent Energy Finance LLC†	7.25%		5/1/2026	69,000	64,819
Crescent Energy Finance LLC†	9.25%		2/15/2028	28,000	27,195
Total					155,921

Retail 0.42%
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028	69,000	44,740
Total Corporate Bonds (cost $655,249)					653,938

4	See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(b) 113.60%

Aerospace 4.95%
Air Canada 2021 Term Loan B (Canada)(a)(g)	8.839% (3 mo. USD LIBOR + 3.50%	)	8/11/2028	$137,653	$137,838
Bleriot U.S. Bidco, Inc. 2021 Term Loan B	9.504% (3 mo. USD LIBOR + 4.00%	)	10/31/2026	68,824	68,919
Dynasty Acquisition Co., Inc. 2020 CAD Term Loan B2	8.703% (1 mo. USD Term SOFR + 3.50%	)	4/6/2026	48,127	47,796
Dynasty Acquisition Co., Inc. 2020 Term Loan B1	8.703% (1 mo. USD Term SOFR + 3.50%	)	4/6/2026	89,516	88,901
Jazz Acquisition, Inc. 2019 1st Lien Term Loan	9.203% (1 mo. USD Term SOFR + 4.00%	)	6/19/2026	69,000	69,105
United Airlines, Inc. 2021 Term Loan B(g)	9.292% (3 mo. USD LIBOR + 3.75%	)	4/21/2028	109,557	109,679
Total					522,238

Aerospace/Defense 0.65%
Vertex Aerospace Services Corp. 2021 First Lien Term Loan	8.953% (1 mo. USD Term SOFR + 3.75%	)	12/6/2028	68,826	68,898

Airlines 0.31%
Kestrel Bidco, Inc. Term Loan B (Canada)(a)	8.251% (3 mo. USD Term SOFR + 3.00%	)	12/11/2026	33,929	32,998

Auto Parts & Equipment 0.63%
Clarios Global LP 2023 Incremental Term Loan(g)	8.852% (1 mo. USD Term SOFR + 3.75%	)	5/6/2030	66,891	66,818

Automotive 1.28%
Autokiniton U.S. Holdings, Inc. 2021 Term Loan B(g)	9.584% (1 mo. USD Term SOFR + 4.50%	)	4/6/2028	69,000	68,715
DexKo Global, Inc. 2021 USD Term Loan B	9.254% (3 mo. USD Term SOFR + 3.75%	)	10/4/2028	68,826	65,901
Total					134,616

Building & Construction 0.65%
Legence Holdings LLC 2021 Term Loan(g)	8.952% (1 mo. USD Term SOFR + 3.75%	)	12/16/2027	68,825	68,533

See Notes to Consolidated Financial Statements.	5

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Building Materials 1.10%
ACProducts, Inc. 2021 Term Loan B	9.754% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028	$68,825	$58,071
Emrld Borrower LP Term Loan B(g)	8.264% (3 mo. USD Term SOFR + 3.00%	)	5/31/2030	57,606	57,677
Total					115,748

Chemicals 1.92%
Hexion Holdings Corp. 2022 USD Term Loan	–	(c)	3/15/2029	68,827	65,138
LSF11 A5 Holdco LLC 2023 Incremental Term Loan B(g)	9.452% (1 mo. USD Term SOFR + 4.25%	)	10/15/2028	69,000	68,598
Starfruit Finco BV 2023 Term Loan B (Netherlands)(a)	8.99% (3 mo. USD Term SOFR + 4.00%	)	4/3/2028	68,906	68,590
Total					202,326

Commercial Services 2.28%
KUEHG Corp. 2023 Term Loan(g)	10.239% (3 mo. USD Term SOFR + 5.00%	)	6/12/2030	69,000	68,468
Mavis Tire Express Services Corp. 2021 Term Loan B(g)	9.217% (1 mo. USD Term SOFR + 4.00%	)	5/4/2028	68,883	68,388
Verscend Holding Corp. 2021 Term Loan B(g)	9.217% (1 mo. USD LIBOR + 4.00%	)	8/27/2025	103,000	103,096
Total					239,952

Computers 0.62%
Optiv Security, Inc. 2023 Term Loan(g)	10.338%		8/1/2026	69,000	65,909

Containers & Packaging 1.62%
Charter NEX U.S., Inc. 2021 Term Loan(g)	8.967% (1 mo. USD Term SOFR + 3.75%	)	12/1/2027	103,000	102,325
LABL, Inc. 2021 USD 1st Lien Term Loan(g)	–	(c)	10/29/2028	69,000	68,435
Total					170,760

Cosmetics/Personal Care 0.65%
Sunshine Luxembourg VII Sarl 2021 Term Loan B3 (Luxembourg)(a)	9.092% (3 mo. USD Term SOFR + 3.75%	)	10/1/2026	68,824	68,567

Distribution/Wholesale 0.65%
BCPE Empire Holdings, Inc. 2023 Extended Term Loan(g)	9.832% (3 mo. USD Term SOFR + 4.75%	)	12/11/2028	69,000	68,925

6	See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Diversified Capital Goods 0.95%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(d)	7.233% (3 mo. EUR EURIBOR + 3.75%	)	3/16/2029	EUR	95,078	$100,702

Diversified Financial Services 2.57%
Castlelake Aviation Ltd. 2023 Incremental Term Loan B	8.004% (3 mo. USD Term SOFR + 2.75%	)	10/22/2027		$137,310	136,824
Minotaur Acquisition, Inc. Term Loan B(g)	9.853% (1 mo. USD Term SOFR + 4.75%	)	3/27/2026		136,644	134,723
Total						271,547

Electric: Generation 1.29%
EFS Cogen Holdings I LLC 2020 Term Loan B(g)	9.01% (3 mo. USD Term SOFR + 3.50%	)	10/1/2027		137,567	135,980

Electronics 0.65%
Roper Industrial Products Investment Co. LLC USD Term Loan(g)	9.739% (3 mo. USD Term SOFR + 4.50%	)	11/22/2029		69,000	68,811

Entertainment 1.31%
Cinemark USA, Inc. 2023 Term Loan B(g)	8.834% (1 mo. USD Term SOFR + 3.75%	)	5/24/2030		69,000	68,785
Motion Finco Sarl 2023 EUR Term Loan B(d)	–	(c)	11/12/2029	EUR	64,384	69,436
Total						138,221

Financial 7.63%
Acrisure LLC 2021 First Lien Term Loan B(g)	–	(c)	2/15/2027		$69,000	67,764
AqGen Island Holdings, Inc. Term Loan(g)	8.717% (1 mo. USD Term SOFR + 3.50%	)	8/2/2028		68,826	67,837
AssuredPartners, Inc. 2020 Term Loan B	8.717% (1 mo. USD Term SOFR + 3.50%	)	2/12/2027		68,822	68,385
Asurion LLC 2021 Second Lien Term Loan B4(g)	10.452% (1 mo. USD Term SOFR + 5.20%	)	1/20/2029		69,000	58,059
Edelman Financial Center LLC 2018 2nd Lien Term Loan	11.943% (1 mo. USD LIBOR + 6.75%	)	7/20/2026		69,000	66,852
Hudson River Trading LLC 2021 Term Loan(g)	8.90% (1 mo. USD Term SOFR + 3.75%	)	3/20/2028		68,824	67,147
Jane Street Group LLC 2021 Term Loan(g)	7.967% (1 mo. USD Term SOFR + 2.75%	)	1/26/2028		137,648	137,464
NEXUS Buyer LLC Term Loan B(g)	8.952% (1 mo. USD Term SOFR + 3.75%	)	11/9/2026		68,822	66,622

See Notes to Consolidated Financial Statements.	7

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Financial (continued)
OneDigital Borrower LLC 2021 Term Loan	9.20% (1 mo. USD LIBOR + 4.00%	)	11/16/2027		$68,826	$67,965
VFH Parent LLC 2022 Term Loan B(g)	–	(c)	1/13/2029		136,620	136,343
Total						804,438

Gaming/Leisure 3.72%
888 Acquisitions Ltd. USD Term Loan B	10.215% (3 mo. USD Term SOFR + 5.25%	)	7/1/2028		69,000	64,239
Fertitta Entertainment LLC 2022 Term Loan B	–	(c)	1/27/2029		103,738	102,582
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(a)(g)	8.788% (3 mo. USD LIBOR + 3.25%	)	11/12/2026		1,020	1,012
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(a)(g)	8.788% (3 mo. USD LIBOR + 3.25%	)	11/12/2026		7,153	7,102
Scientific Games Holdings LP 2022 USD Term Loan B	8.421% (3 mo. USD Term SOFR + 3.50%	)	4/4/2029		99,749	98,690
Silk Bidco AS EUR Term Loan B(d)	9.697% (6 mo. EUR EURIBOR + 6.50%	)	2/28/2027	EUR	69,000	66,681
United FP Holdings LLC 2019 1st Lien Term Loan	9.521% (1 mo. USD LIBOR + 4.00%	)	12/30/2026		$68,823	52,168
Total						392,474

Gas Distribution 0.64%
Freeport LNG Investments LLLP Term Loan B(g)	8.75% (3 mo. USD LIBOR + 3.50%	)	12/21/2028		68,824	67,557

Health Care Products 0.57%
Curia Global, Inc. 2021 Term Loan	8.895% (3 mo. USD Term SOFR + 3.75%	)	8/30/2026		69,000	59,660

Health Care Services 0.63%
ADMI Corp. 2018 Term Loan B(g)	8.217% (1 mo. USD LIBOR + 3.00%	)	4/30/2025		68,819	66,239

Healthcare 14.28%
Athenahealth Group, Inc. 2022 Delayed Draw Term loan(e)(g)	3.50%		2/15/2029		7,532	7,268
Athenahealth Group, Inc. 2022 Term Loan B(g)	8.589% (1 mo. USD Term SOFR + 3.50%	)	2/15/2029		61,313	59,168
CCRR Parent, Inc. Term Loan B(g)	8.967% (1 mo. USD Term SOFR + 3.75%	)	3/6/2028		102,738	99,142

8	See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
CNT Holdings I Corp. 2020 2nd Lien Term Loan	11.709% (3 mo. USD Term SOFR + 6.75%	)	11/6/2028	$73,950	$71,238
Covetrus, Inc. Term Loan(g)	10.242% (3 mo. USD Term SOFR + 5.00%	)	10/13/2029	103,000	96,176
eResearchTechnology, Inc. 2020 1st Lien Term Loan(g)	9.717% (1 mo. USD Term SOFR + 4.50%	)	2/4/2027	136,649	131,764
Heartland Dental LLC 2021 Incremental Term Loan(g)	9.202% (1 mo. USD Term SOFR + 4.00%	)	4/30/2025	110,643	109,674
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(a)(g)	9.592% (3 mo. USD Term SOFR + 4.25%	)	8/19/2028	69,000	68,569
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	9.193% (1 mo. USD LIBOR + 4.00%	)	12/18/2028	69,000	58,995
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan(g)	8.614% (3 mo. USD Term SOFR + 3.25%	)	11/1/2028	68,827	64,835
Medline Borrower LP USD Term Loan B(g)	8.352% (1 mo. USD Term SOFR + 3.25%	)	10/23/2028	137,652	136,233
Navicure, Inc. 2019 Term Loan B(g)	9.217% (1 mo. USD Term SOFR + 4.00%	)	10/22/2026	68,823	68,737
Parexel International Corp. 2021 1st Lien Term Loan(g)	8.443% (1 mo. USD LIBOR + 3.25%	)	11/15/2028	137,652	136,758
Physician Partners LLC Term Loan	–	(c)	12/23/2028	137,652	129,766
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	9.023% (3 mo. USD LIBOR + 3.75%	)	11/16/2025	69,000	64,074
Southern Veterinary Partners LLC Term Loan(g)	9.217% (1 mo. USD Term SOFR + 4.00%	)	10/5/2027	102,737	101,239
Summit Behavioral Healthcare LLC 1st Lien Term Loan(g)	10.237%		11/24/2028	102,741	102,548
Total					1,506,184

Housing 3.40%
Cornerstone Building Brands, Inc. 2021 Term Loan B	8.497% (1 mo. USD Term SOFR + 3.25%	)	4/12/2028	102,738	98,757
Icebox Holdco III, Inc. 2021 2nd Lien Term Loan(g)	–	(c)	12/21/2029	69,000	60,720
LBM Acquisition LLC Term Loan B(g)	8.943% (1 mo. USD LIBOR + 3.75%	)	12/17/2027	68,825	66,280

See Notes to Consolidated Financial Statements.	9

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Housing (continued)
Solis IV BV USD Term Loan B1 (Netherlands)(a)(g)	8.666% (3 mo. USD Term SOFR + 3.50%	)	2/26/2029	$68,827	$65,622
SRS Distribution, Inc. 2021 Term Loan B(g)	8.693% (1 mo. USD LIBOR + 3.50%	)	6/2/2028	68,651	66,854
Total					358,233

Information Technology 11.77%
Altar Bidco, Inc. 2021 Term Loan(g)	8.95% (1 mo. USD Term SOFR + 3.75%	)	2/1/2029	102,741	101,393
AP Core Holdings II LLC High-Yield Term Loan B2(g)	10.717% (1 mo. USD Term SOFR + 5.50%	)	9/1/2027	69,000	66,930
Apttus Corp. 2021 Term Loan(g)	9.523% (3 mo. USD LIBOR + 4.25%	)	5/8/2028	68,651	67,435
Banff Merger Sub, Inc. 2021 USD Term Loan(g)	8.967% (1 mo. USD Term SOFR + 3.75%	)	10/2/2025	68,798	68,332
Cloud Software Group, Inc. 2022 USD Term Loan	9.842% (3 mo. USD Term SOFR + 4.50%	)	3/30/2029	102,743	96,343
Cloudera, Inc. 2021 Term Loan(g)	8.953% (1 mo. USD Term SOFR + 3.75%	)	10/8/2028	102,740	100,525
ConnectWise LLC 2021 Term Loan B(g)	8.693% (1 mo. USD LIBOR + 3.50%	)	9/29/2028	68,826	67,191
Ensono LP 2021 Term Loan(g)	9.288% (3 mo. USD LIBOR + 3.75%	)	5/26/2028	102,739	92,840
Greeneden U.S. Holdings II LLC 2020 USD Term Loan B4(g)	–	(c)	12/1/2027	69,000	68,907
McAfee LLC 2022 USD Term Loan B	9.01% (1 mo. USD Term SOFR + 3.75%	)	3/1/2029	69,000	66,192
Open Text Corp. 2022 Term Loan B (Canada)(a)(g)	8.584% (1 mo. USD Term SOFR + 3.50%	)	1/31/2030	68,828	69,215
Project Boost Purchaser LLC 2019 Term Loan B(g)	8.717% (1 mo. USD Term SOFR + 3.50%	)	6/1/2026	68,822	68,121
Proofpoint, Inc. 1st Lien Term Loan(g)	8.467% (1 mo. USD Term SOFR + 3.25%	)	8/31/2028	106,730	104,639
RealPage, Inc. 1st Lien Term Loan(g)	8.217% (3 mo. USD Term SOFR + 3.00%	)	4/24/2028	137,651	134,846
Surf Holdings LLC USD Term Loan(g)	8.701% (1 mo. USD LIBOR + 3.50%	)	3/5/2027	68,823	68,382
Total					1,241,291

10	See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance 1.04%
Amynta Agency Borrower, Inc. 2023 Term Loan B(g)	10.203%		2/28/2028	$60,375	$58,866
HUB International Ltd. 2023 Term Loan B	–	(c)	6/20/2030	50,181	50,352
Total					109,218

Internet 1.62%
MH Sub I LLC 2023 Term Loan(g)	9.352% (1 mo. USD Term SOFR + 4.25%	)	5/3/2028	68,823	66,122
Uber Technologies, Inc. 2023 Term Loan B(g)	8.014%		3/3/2030	104,799	104,924
Total					171,046

Internet Companies 0.78%
LSF11 Trinity Bidco, Inc. Term Loan(g)	9.647% (3 mo. USD Term SOFR + 4.50%	)	4/26/2030	82,400	82,297

Leisure Time 2.29%
Life Time Fitness, Inc. 2023 Term Loan B(g)	9.80% (3 mo. USD Term SOFR + 4.50%	)	1/15/2026	138,000	138,195
Topgolf Callaway Brands Corp. Term Loan B(g)	8.702% (1 mo. USD Term SOFR + 3.50%	)	3/15/2030	103,333	103,354
Total					241,549

Machinery 0.65%
Vertical U.S. Newco, Inc. Term Loan B(g)	8.602% (6 mo. USD LIBOR + 3.50%	)	7/30/2027	68,828	68,380

Machinery: Diversified 1.20%
Chart Industries, Inc. 2023 Term Loan B(g)	8.941%		3/15/2030	65,000	65,027
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Term Loan	11.538% (3 mo. USD LIBOR + 6.00%	)	5/21/2029	65,977	61,853	(f)
Total					126,880

Manufacturing 8.65%
ABG Intermediate Holdings 2 LLC 2021 2nd Lien Term Loan	–	(c)	12/20/2029	103,000	96,305
Chamberlain Group, Inc. Term Loan B	8.453% (1 mo. USD Term SOFR + 3.25%	)	11/3/2028	102,740	100,585
DirecTV Financing LLC Term Loan(g)	10.217% (1 mo. USD Term SOFR + 5.00%	)	8/2/2027	67,251	65,896
Engineered Machinery Holdings, Inc. 2021 USD Incremental Term Loan(g)	9.038% (3 mo. USD LIBOR + 3.50%	)	5/19/2028	68,826	67,621

See Notes to Consolidated Financial Statements.	11

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Manufacturing (continued)
Frontier Communications Corp. 2021 1st Lien Term Loan(g)	9.00% (1 mo. USD LIBOR + 3.75%	)	5/1/2028	$68,824	$66,879
MJH Healthcare Holdings LLC 2022 Term Loan B(g)	–	(c)	1/28/2029	68,826	68,396
Playtika Holding Corp. 2021 Term Loan	7.943% (1 mo. USD LIBOR + 2.75%	)	3/13/2028	68,824	68,670
Pro Mach Group, Inc. 2021 Term Loan B(g)	9.193% (1 mo. USD LIBOR + 4.00%	)	8/31/2028	68,826	68,747
SPX Flow, Inc. 2022 Term Loan(g)	9.702% (1 mo. USD Term SOFR + 4.50%	)	4/5/2029	69,000	68,281
Tiger Acquisition LLC 2021 Term Loan(g)	8.452% (1 mo. USD Term SOFR + 3.25%	)	6/1/2028	68,651	67,435
Titan Acquisition Ltd. 2018 Term Loan B (Canada)(a)	8.731% (6 mo. USD LIBOR + 3.00%	)	3/28/2025	106,719	104,429
Univision Communications, Inc. 2022 First Lien Term Loan B	9.492% (3 mo. USD Term SOFR + 4.25%	)	6/24/2029	68,827	68,798
Total					912,042

Metal Fabricate/Hardware 0.94%
Tank Holding Corp. 2022 Term Loan	10.953% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028	68,827	66,447
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(e)	–	(c)	3/31/2028	10,200	9,843	(f)
Tank Holding Corp. 2023 Incremental Term Loan	11.177% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	23,800	22,967
Total					99,257

Oil & Gas 1.94%
Par Petroleum LLC 2023 Term Loan B	9.614% (3 mo. USD Term SOFR + 4.25%	)	2/28/2030	139,000	137,089
Parkway Generation LLC Term Loan B	–	(c)	2/18/2029	60,981	59,614
Parkway Generation LLC Term Loan C	–	(c)	2/18/2029	8,019	7,839
Total					204,542

Oil & Gas Services 1.28%
Ulterra Drilling Technologies LP Term Loan B	10.443% (1 mo. USD LIBOR + 5.25%	)	11/26/2025	137,641	135,404

12	See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Packaging 0.64%
Clydesdale Acquisition Holdings, Inc. Term Loan B	–	(c)	4/13/2029	$68,975	$68,006

Personal & Household Products 0.96%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	8.557% (1 mo. USD Term SOFR + 3.75%	)	7/31/2028	102,741	100,995

Pharmaceuticals 1.29%
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	9.004% (3 mo. USD Term SOFR + 3.50%	)	11/30/2027	137,649	135,939

Pipelines 1.31%
Brazos Delaware II LLC 2023 Term Loan B(g)	8.896%		2/11/2030	38,500	38,340
Oryx Midstream Services Permian Basin LLC 2023 Incremental Term Loan(g)	8.539%		10/5/2028	99,743	99,718
Total					138,058

Retail 5.07%
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(a)	8.593%		4/28/2028	64,713	64,390
Evergreen Acqco 1 LP 2021 USD Term Loan(g)	11.003% (3 mo. USD Term SOFR + 5.50%	)	4/26/2028	102,635	102,634
Flynn Restaurant Group LP 2021 Term Loan B(g)	9.467% (1 mo. USD Term SOFR + 4.25%	)	12/1/2028	136,646	135,177
New Era Cap Co., Inc. 2022 Term Loan B	11.193% (1 mo. USD LIBOR + 6.00%	)	7/13/2027	98,701	97,961
Petco Health & Wellness Co., Inc. 2021 Term Loan B	8.754% (3 mo. USD Term SOFR + 3.25%	)	3/3/2028	66,521	66,143
PetSmart, Inc. 2021 Term Loan B(g)	8.952% (1 mo. USD Term SOFR + 3.75%	)	2/11/2028	68,651	68,637
Total					534,942

Service 6.91%
Amentum Government Services Holdings LLC 2022 Term Loan(g)	9.147% (1 mo. USD Term SOFR + 4.00%	)	2/15/2029	68,827	67,450
Bingo Industries Ltd. Term Loan (Australia)(a)	9.004% (3 mo. USD Term SOFR + 3.50%	)	7/14/2028	68,825	62,000
DTI Holdco, Inc. 2022 Term Loan(g)	9.795% (3 mo. USD Term SOFR + 4.75%	)	4/26/2029	68,827	64,246
Magnite, Inc. Term Loan(g)	10.476% - 10.58%		4/28/2028	137,651	137,410
Red Planet Borrower LLC Term Loan B(g)	8.953% (1 mo. USD Term SOFR + 3.75%	)	10/2/2028	69,000	58,578

See Notes to Consolidated Financial Statements.	13

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Service (continued)
Renaissance Holding Corp. 2018 2nd Lien Term Loan	12.193% (1 mo. USD LIBOR + 7.00%	)	5/29/2026	$103,000	$101,575
Service Logic Acquisition, Inc. Term Loan(g)	9.273% (3 mo. USD LIBOR + 4.00%	)	10/29/2027	68,824	68,351
Sophia LP 2021 Term Loan B(g)	9.038% (3 mo. USD LIBOR + 3.50%	)	10/7/2027	68,825	68,195
SRS Distribution, Inc. 2022 Incremental Term Loan(g)	8.703% (1 mo. USD Term SOFR + 3.50%	)	6/2/2028	33,914	33,172
Weld North Education LLC 2021 Term Loan B(g)	8.967% (1 mo. USD Term SOFR + 3.75%	)	12/21/2027	68,824	67,783
Total					728,760

Services 0.97%
SSH Group Holdings, Inc. 2018 1st Lien Term Loan(g)	9.538% (3 mo. USD LIBOR + 4.00%	)	7/30/2025	102,731	102,175

Software 3.51%
Banff Merger Sub, Inc. 2021 USD 2nd Lien Term Loan	10.717% (1 mo. USD Term SOFR + 5.50%	)	2/27/2026	68,992	67,440
CDK Global, Inc. 2022 USD Term Loan B(g)	9.492% (3 mo. USD Term SOFR + 4.25%	)	7/6/2029	68,828	68,715
Cvent, Inc. 2023 Term Loan B(g)	9.004% (3 mo. USD Term SOFR + 3.75%	)	6/17/2030	103,000	101,133
Mitchell International, Inc. 2021 Term Loan B(g)	8.943% (1 mo. USD LIBOR + 3.75%	)	10/15/2028	65,500	64,170
Quartz Acquireco LLC Term Loan B(g)	–	(c)	6/28/2030	68,370	68,455
Total					369,913

Software/Services 0.64%
Peraton Corp. Term Loan B(g)	8.953% (1 mo. USD Term SOFR + 3.75%	)	2/1/2028	68,821	67,752

Specialty Retail 0.62%
Chinos Intermediate Holdings A, Inc. Exit Term Loan	13.307% (3 mo. USD Term SOFR + 8.00%	)	9/10/2027	69,000	65,636

14	See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Technology Hardware & Equipment 0.57%
Atlas CC Acquisition Corp. Term Loan B	9.775% (3 mo. USD Term SOFR + 4.25%	)	5/25/2028	$57,193	$49,985
Atlas CC Acquisition Corp. Term Loan C	9.775% (3 mo. USD Term SOFR + 4.25%	)	5/25/2028	11,632	10,167
Total					60,152

Telecommunications 3.23%
Carriage Purchaser, Inc. 2021 Term Loan B(g)	9.467% (1 mo. USD Term SOFR + 4.25%	)	9/30/2028	68,825	67,621
Fastlane Parent Co., Inc. 2018 Add On 1st Lien Term Loan(g)	9.654% (1 mo. USD LIBOR + 4.50%	)	2/4/2026	68,821	68,763
Kenan Advantage Group, Inc. 2021 Term Loan B1(g)	9.477% (3 mo. USD Term SOFR + 3.75%	)	3/24/2026	68,824	68,793
Northwest Fiber LLC 2021 Term Loan(g)	8.942% (1 mo. USD Term SOFR + 3.75%	)	4/30/2027	137,649	135,155
Total					340,332

Transportation 0.12%
Kenan Advantage Group, Inc. 2023 Term Loan(g)	9.727% (3 mo. USD Term SOFR + 4.00%	)	3/24/2026	12,657	12,665

Utility 0.65%
Compass Power Generation LLC 2022 Term Loan B2(g)	9.467% (1 mo. USD Term SOFR + 4.25%	)	4/14/2029	68,691	68,632
Total Floating Rate Loans (cost $11,899,010)					11,982,197
Total Long-Term Investments (cost $12,708,798)					12,791,101

See Notes to Consolidated Financial Statements.	15

Consolidated Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 8.15%

REPURCHASE AGREEMENTS 8.15%
Repurchase Agreement dated 6/30/2023, 2.600% due 7/3/2023 with Fixed Income Clearing Corp. collateralized by $114,000 of U.S. Treasury Note at 3.750% due 05/31/2030; value: $112,640; proceeds: $110,399 (cost $110,375)	$110,375	$110,375
Repurchase Agreement dated 6/30/2023, 5.060% due 7/3/2023 with TD Securities USA LLC collateralized by $648,000 of U.S. Treasury Note at 2.875% due 11/30/2025; value: $625,078; proceeds: $610,148 (cost $609,890)	609,890	609,890
Repurchase Agreement dated 6/30/2023, 4.950% due 7/3/2023 with TD Securities USA LLC collateralized by $178,000 of U.S. Treasury Bond at 0.625% due 8/15/2030; value: $142,268; proceeds: $139,500 (cost $139,442)	139,442	139,442
Total Repurchase Agreements (cost $859,707)		859,707
Total Investments in Securities 129.42% (cost $13,568,505)		13,650,808
Less Unfunded Loan Commitments (0.16%) (cost $17,396)		(17,111)
Net Investments in Securities 129.26% (cost $13,551,109)		13,633,697
Borrowings (30.81%)		(3,250,000)
Other Assets and Liabilities – Net(h) 1.55%		164,139
Net Assets 100.00%		$10,547,836

EUR	Euro.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2023, the total value of Rule 144A securities was $684,735, which represents 6.49% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2023.
(c)	Interest Rate to be determined.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Security partially/fully unfunded. See Note 2(l).
(f)	Level 3 Investment as described in Note 2(n) in the Notes to Consolidated Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	All or part of this investment held as collateral for the Fund’s credit facility.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

16	See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (unaudited)(concluded)

June 30, 2023

Forward Foreign Currency Exchange Contracts at June 30, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Morgan Stanley	9/13/2023	105,000	$113,386	$114,973	$(1,587)

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$97,954	$–	$97,954
Convertible Bonds	–	57,012	–	57,012
Corporate Bonds	–	653,938	–	653,938
Floating Rate Loans
Machinery: Diversified	–	65,027	61,853	126,880
Metal Fabricate/Hardware	–	89,414	9,843	99,257
Remaining Industries	–	11,756,060	–	11,756,060
Less Unfunded Commitments	–	(7,268)	(9,843)	(17,111)
Short-Term Investments
Repurchase Agreements	–	859,707	–	859,707
Total	$–	$13,571,844	$61,853	$13,633,697

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(1,587)	–	(1,587)
Total	$–	$(1,587)	$–	$(1,587)

(1)	Refer to Note 2(n) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Consolidated Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Consolidated Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Consolidated Financial Statements.	17

Consolidated Statement of Assets and Liabilities (unaudited)

June 30, 2023

ASSETS:
Investments in securities, at cost	$13,551,109
Investments in securities, at fair value	$13,633,697
Cash	653,432
Foreign cash, at value (cost $1,622)	1,632
Receivables:
Investment securities sold	734,301
Interest and dividends	139,912
From advisor (See Note 3)	13,524
Deferred financing costs	10,480
Prepaid expenses	7,088
Total assets	15,194,066
LIABILITIES:
Payables:
Credit Facility	3,250,000
Investment securities purchased	1,235,913
Interest Payable	22,318
Distribution and Servicing plan	2,050
Fund administration	342
Trustees’ fees	118
Unrealized depreciation on forward foreign currency exchange contracts	1,587
Unrealized depreciation on unfunded commitments	285
Distributions payable	45,556
Accrued expenses and other liabilities	88,061
Total liabilities	4,646,230
NET ASSETS	$10,547,836
COMPOSITION OF NET ASSETS:
Paid-in capital	$10,482,221
Total distributable earnings (loss)	65,615
Net Assets	$10,547,836

Net assets by class:
Class I Shares	$5,516,743
Class A Shares	$5,031,093

Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class I Shares	548,277
Class A Shares	500,000

Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class I Shares-Net asset value	$10.06
Class A Shares-Net asset value	$10.06
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$10.32

18	See Notes to Consolidated Financial Statements.

Consolidated Statement of Operations (unaudited)

For the Period Ended June 30, 2023*

Investment income:
Interest and other	$519,765
Expenses:
Management fee	46,613
Distribution and Servicing plan–Class A	12,131
Interest expense and fees (See Note 10)	79,259
Professional	35,420
Shareholder servicing	24,515
Custody	3,678
Reports to shareholders	3,116
Registration	2,514
Fund administration	1,995
Trustees’ fees	207
Other	20,811
Gross expenses	230,259
Fees waived and expenses reimbursed (See Note 3)	(128,419)
Net expenses	101,840
Net investment income	417,925
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	11,363
Net realized gain (loss) on forward foreign currency exchange contracts	1,043
Net realized gain (loss) on swap contracts	(48,714)
Net realized gain (loss) on foreign currency related transactions	2,718
Net change in unrealized appreciation/depreciation on investments	82,588
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(1,587)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(1,435)
Net change in unrealized appreciation/depreciation on unfunded commitments	(285)
Net realized and unrealized gain (loss)	45,691
Net Increase in Net Assets Resulting From Operations	$463,616

*	For the period January 4, 2023, commencement of operations, to June 30, 2023.

See Notes to Consolidated Financial Statements.	19

Consolidated Statement of Changes in Net Assets (unaudited)

INCREASE IN NET ASSETS	For the Period Ended June 30, 2023*
Operations:
Net investment income	$417,925
Net realized gain (loss) on investments, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(33,590)
Net change in unrealized appreciation/depreciation on investments, forward foreign currency exchange contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	79,281
Net increase in net assets resulting from operations	463,616
Distributions to shareholders:
Class I	(186,865)
Class A	(211,136)
Total distributions to shareholders	(398,001)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	10,275,000
Reinvestment of distributions	207,221
Net increase in net assets resulting from capital share transactions	10,482,221
Net increase in net assets	10,547,836
NET ASSETS:
Beginning of period	$–
End of period	$10,547,836

*	For the period January 4, 2023, commencement of operations, to June 30, 2023.

20	See Notes to Consolidated Financial Statements.

Consolidated Statement of Cash Flows (unaudited)

For the Period Ended June 30, 2023*

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$463,616
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(18,337,996)
Investments sold and principal repayments	6,200,532
Net increase in short-term investments	(859,707)
Net amortization/(accretion) of premium (discount)	(42,408)
Increase in receivable from advisor	(13,524)
Amortization of deferred financing costs	2,020
Increase in interest and dividends receivable	(139,912)
Increase in prepaid expenses	(7,088)
Increase in interest payable	22,318
Increase in accrued expenses and other liabilities	90,571
Net realized (gain)/loss on:
Net realized (gain)/loss on investments	(11,363)
Net change in unrealized (appreciation)/depreciation on:
Net change unrealized appreciation/depreciation on investments	(82,588)
Net unrealized appreciation/depreciation on forward foreign currency exchange contracts	1,587
Net unrealized depreciation on unfunded loan commitments	285
Net unrealized depreciation on foreign currency translations	1,435
Net Cash Used in Operating Activities	(12,712,222)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash provided by credit facility	3,250,000
Deferred financing costs	(12,500)
Distributions to shareholders	(145,224)
Net proceeds from sales of shares	10,275,000
Net Cash Provided by Financing Activities	13,367,276
Effect of exchange rate changes on cash	10
Net change in cash	655,064
Cash at beginning period	$–
Cash at end of period	$655,064
Supplemental disclosure of cash flow information:
Cash paid for interest expense and fee on credit facility	$77,239
Reinvestment of distributions	207,221
Reconciliation of cash and foreign currency, ending balance:
Cash	653,432
Foreign currency, at value	1,632
Total cash and foreign currency, ending balance	$655,064

*	For the period January 4, 2023, commencement of operations, to June 30, 2023.

See Notes to Consolidated Financial Statements.	21

Consolidated Financial Highlights (unaudited)

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class I
1/4/2023 to 6/30/2023(e)	$10.00	$0.43	$0.03	$0.46	$(0.40)	$10.06
Class A
1/4/2023 to 6/30/2023(e)	10.00	0.40	0.03	0.43	(0.37)	10.06

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Commenced on January 4, 2023.

22	See Notes to Consolidated Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:
Total return(b)(c) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(d) (%)	Total expenses after waivers and/or reim- bursements (excludes interest expense)(d) (%)	Total expenses(d) (%)	Net investment income (loss)(d) (%)	Net assets, end of period (000)	Portfolio turnover rate(c) (%)

4.65	1.83	0.25	4.47	8.83	$5,517	48

4.39	2.33	0.75	4.98	8.29	5,031	48

See Notes to Consolidated Financial Statements.	23

Notes to Consolidated Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Floating Rate High Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on January 30, 2020. The Fund had a sale to Lord, Abbett & Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on January 4, 2023.

The Fund’s investment objective is to seek a high level of current income. The Fund currently offers three classes of Shares: Class A, Class I, and Class U. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class I and Class U shares. Class U shares has not commenced operations.

The Fund will not list its Shares for trading on any securities exchange. There is currently no secondary market for its Shares and the Fund does not expect any secondary market to develop for its Shares. Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares on a daily basis because the Fund is an unlisted closed-end fund. In order to provide liquidity to shareholders, the Fund is structured as an interval fund and conducts quarterly repurchase offers for a portion of its outstanding Shares.

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Consolidation–The Fund’s consolidated financial statements include balances of both the Fund and Lord Abbett FRHI Funding, LLC., a Delaware Limited Liability Company and wholly owned subsidiary of the Fund. All interfund transactions have been eliminated upon consolidation.

(b)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect

Notes to Consolidated Financial Statements (unaudited) (continued)

their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuation and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(c)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Consolidated Statement of Operations.

(e)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

(f)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class I and Class U shares bear their class-specific share of all expenses and fees relating to the Fund’s Distribution and Servicing Plan.

Notes to Consolidated Financial Statements (unaudited) (continued)

(g)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(h)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(i)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(j)	Credit Default Swap Contracts–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

Notes to Consolidated Financial Statements (unaudited) (continued)

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by a Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Fund, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Notes to Consolidated Financial Statements (unaudited) (continued)

(k)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(l)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented, if any, on the Statement of Assets and Liabilities represent mark to market of the unfunded portion of the Fund’s floating rate notes.

Notes to Consolidated Financial Statements (unaudited) (continued)

As of June 30, 2023 the Fund had the following unfunded loan commitments:

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	$10,200	$9,843	$10,200	$(357)
Athenahealth Group, Inc. 2022 Delayed Draw Term Loan	7,532	7,268	7,196	72
Total		$17,111	$17,396	$(285)

(m)	Interest Rate Swap Contracts–The Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, the Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(n)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Consolidated Financial Statements (unaudited) (continued)

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily total managed assets at an annual rate of .75%. Average daily total managed assets include assets attributable to leverage (e.g., borrowing). During periods when the Fund is using leverage, the management fee paid to Lord Abbett will be higher than if the Fund does not use leverage because the management fee paid is calculated based on the Fund’s total assets, which includes the assets purchased through leverage.

For the period ended June 30, 2023, the effective management fee, net of any applicable waiver, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $3,678 of fund administration fees during the period ended June 30, 2023.

For the period ended June 30, 2023 and continuing through April 30, 2024, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class excluding certain of the Fund’s expenses, do not exceed an annual rate of .25%.

This agreement may be terminated only upon the approval of the Board.

Distribution and Servicing Plan

The Fund has adopted a Distribution and Servicing Plan for Class A shares, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A
Service	.25%
Distribution	.25%

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.

Class I does not have a distribution plan.

Notes to Consolidated Financial Statements (unaudited) (continued)

Distributor

The Distributor is the principal underwriter and distributor of the Fund’s Shares pursuant to a distribution agreement (the “Distribution Agreement”) with the Fund. The Distributor is a wholly-owned subsidiary of Lord Abbett. The Distributor does not participate in the distribution of non-Lord Abbett managed products. The Distributor acts as the distributor of Shares for the Fund on a best efforts basis, subject to various conditions, pursuant to the terms of the Distribution Agreement. The Distributor is not obligated to sell any specific amount of Shares of the Fund. The Fund may impose repurchase fees of up to 2.00% on Shares accepted for repurchase that have been held for less than one year.

Commissions

Distributor did not receive commissions on sales of shares of the Fund for the period ended June 30, 2023.

4	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the period ended June 30, 2023 was as follows:

Period Ended 6/30/2023 (unaudited)
Distributions paid from:
Ordinary income	$398,001
Total distributions paid	$398,001

As of June 30, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$13,551,109
Gross unrealized gain	141,146
Gross unrealized loss	(60,145)
Net unrealized security gain (loss)	$81,001

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments.

Notes to Consolidated Financial Statements (unaudited) (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the period ended June 30, 2023 were as follows:

Purchases	Sales
$19,157,774	$6,503,183

There were no purchases or sales of U.S. Government securities for the period ended June 30, 2023.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the period ended June 30, 2023 (as described in Note 2(h)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into credit default swaps for the period ended June 30, 2023 (as described in Note 2(j)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swap contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap contract one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap contract’s notional amount is recorded as realized gain or loss on swap contract transactions in the Statement of Operations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swap contracts, there is minimal counterparty credit risk to the Fund since these credit default swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swap contracts against default.

The Fund entered into interest rate swap contracts for the period ended June 30, 2023 (as described in Note 2(m)) in order to enhance returns or hedge against interest rate risk. Interest rate swap contracts are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap contract agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments would be netted.

Notes to Consolidated Financial Statements (unaudited) (continued)

As of June 30, 2023, the Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Fund’s use of derivative instruments:

Liability Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	$1,587

(1)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the period ended June 30, 2023, were as follows:

	Equity Contracts	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(1)	–	$1,085	–	–
Credit Default Swaps Contracts(1)	–	–	–	$(51,422)
Forward Foreign Currency Exchange Contracts(2)	–	–	$1,043	–
Total Return Swap Contracts(1)	$1,623	–	–	–
Net Change in Unrealized Appreciation/ Depreciation*
Forward Foreign Currency Exchange Contracts(3)	–	–	$(1,587)	–
Average Number of Contracts/ Notional Amounts
CPI/Interest Rate Swap Contracts(4)	–	$69,900	–	–
Forward Foreign Currency Exchange Contracts(4)	–	–	$94,915	–
Total Return Swap Contracts(4)	$2,417	–	–	–

*	Calculated based on the number of contracts or notional amounts for the period ended June 30, 2023.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(4)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting

Notes to Consolidated Financial Statements (unaudited) (continued)

agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$859,707	$–	$859,707
Total	$859,707	$–	$859,707

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$110,375	$–	$–	$(110,375)	$–
TD Securities USA LLC	749,332	–	–	(749,332)	–
Total	$859,707	$–	$–	$(859,707)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$1,587	$–	$1,587
Total	$1,587	$–	$1,587

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Morgan Stanley	$1,587	$–	$–	$–	$1,587
Total	$1,587	$–	$–	$–	$1,587

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2023.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2023.

8.	TRUSTEES’ REMUNERATION

The Fund’s officers and the one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of the fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund . Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statement of Operations and in Trustees’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Consolidated Financial Statements (unaudited) (continued)

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses. The arrangement with the Fund’s prior transfer agent was discontinued effective March 6, 2023.

10.	CREDIT FACILITY

The Fund obtains leverage through borrowings in seeking to achieve its investment objective or for temporary or extraordinary purposes. As of January 4, 2023, Lord Abbett FRHI Funding, LLC, a wholly-owned subsidiary of the Fund (the “Borrower”) entered into a revolving credit facility with Bank of America, N.A. (“BAML”) in an initial aggregate principal amount of $5 million, that may be increased to an aggregate amount of up to $100 million (the “SPV Credit Facility”). The SPV Credit Facility provides for secured borrowings for an initial three-year term and is reviewed annually by the Board. Borrowings accrue interest based on the Secured Overnight Financing Rate (determined on a daily basis) plus a spread of 1.30% or based on a customary alternative base rate applicable to each currency borrowing, plus a spread of 1.20% to 1.2326% depending on the currency. Commitment fees on the SPV Credit Facility accrue at a rate of 1.20% (with respect to unused amounts up to 65% of the facility size) or 0.30% (with respect to all other unused amounts). The SPV Credit Facility contains certain financial and operating covenants that require the maintenance of ratios and benchmarks throughout the borrowing period. As of June 30, 2023 the Fund and Lord Abbett FRHI Funding, LLC were in complance, in all material respects with these covenants. As of June 30, 2023, the outstanding aggregate drawn down amount under the SPV Credit Facility was $3,250,000. During the period there were no repayments under the SPV Credit Facility.

The components of interest expense, average interest rates (i.e. base interest rate in effect plus the spread) and average outstanding balance for the SPV Credit Facility for the period ended June 30, 2023 were as follows:

Interest expense	$75,768
Unused commitment fees	1,471
Amortization of deferred financing costs	2,020*
Total interest expense	$79,259
Average stated interest rate	6.09%
Average borrowing	$2,836,792

*	The Fund is amortizing over a 3 year period, $12,500 of deferred financing costs ending January 5, 2026.

11.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any

Notes to Consolidated Financial Statements (unaudited) (continued)

additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2023, the Fund did not have any securities on loan.

13.	REPURCHASE OFFERS

In order to provide liquidity to shareholders, the Fund has adopted a fundamental investment policy to make quarterly offers to repurchase its outstanding Shares at NAV per share, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted. For the period ended June 30, 2023, the Fund did not have any repurchase offers.

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective and will tend to increase the Fund’s expense ratio per common share for remaining shareholders. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline (as defined in the Fund’s Prospectus). In the event that the Board determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Consequently, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market

Notes to Consolidated Financial Statements (unaudited) (continued)

and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders, potentially including even shareholders who do not tender any Shares in such repurchase.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. Concerns in the market about an increase in the risk of default, may result in losses to the Fund. Defaulted bonds are subject to greater risk of loss of income and principal than securities of issuers whose debt obligations are being met. Defaulted bonds are considered speculative with respect to the issuer’s ability to make interest payments and/or pay its obligations in full. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline. Investments in distressed bonds are speculative and involve substantial risks in addition to the risks of investing in high-yield debt securities. The prices of distressed bonds are likely to be more sensitive to adverse economic changes or individual issuer developments than the prices of higher rated securities. Changes in short-term market interest rates may affect the yield on the Fund’s investments in floating rate debt. Substantial increases in interest rates may cause an increase in issuer defaults, as issuers may lack resources to meet high debt service requirements.

Certain instruments in which the Fund may invest have historically relied upon LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of U.S. dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

Notes to Consolidated Financial Statements (unaudited) (continued)

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. The Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. The loans in which the Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Fund may invest in debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. Such financings constitute senior liens on an unencumbered security (i.e., security not subject to other creditors’ claims).

The Fund may invest in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Notes to Consolidated Financial Statements (unaudited) (concluded)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	For the Period Ended June 30, 2023(a)

Class I Shares	Shares	Amount
Shares sold	527,534	$5,275,000
Reinvestment of distributions	20,743	207,221
Increase	548,277	$5,482,221

Class A Shares
Shares sold	500,000	$5,000,000
Increase	500,000	$5,000,000

(a)	Commenced on January 4, 2023.

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”)1. In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund (estimated where appropriate) and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics (the “expense peer group”) and (2) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. Because the Fund commenced operations in January 2023, the Fund did not have any investment performance to review. The Board considered Lord Abbett’s performance and reputation generally and the performance of other Lord Abbett-managed funds overseen by the Board.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

[1]	Reference to the Agreement also includes the management agreement between Lord Abbett and the Fund’s wholly-owned subsidiary, Lord Abbett FRHI Funding, LLC, initially considered and approved by the Board at a meeting in July 2022.

Expenses. The Board considered the estimated expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the Fund’s estimated expense level and the effective management fees of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the estimated net total expense ratio and the effective management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. Because the Fund commenced operations in January 2023, the Board was not able to consider the level of Lord Abbett’s profits in managing the Fund. The Board did consider that Lord Abbett would be subsidizing the Fund for the near future. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund.

Economies of Scale. Although the Fund had commenced operations in January 2023, the Board considered whether there might be economies of scale in managing the Fund and whether the Fund would benefit appropriately from any such economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule and the Fund’s expense limitation agreement.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives distribution and servicing fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of such fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Floating Rate High Income Fund	LAFRHI-3 (08/23)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

The information required by this Item 6 is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
(a)	The information required by this item 8(a) is only required in an annual report on this Form N-CSR.

(b)	None.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10:	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT FLOATING RATE HIGH INCOME FUND

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 29, 2023

	By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: August 29, 2023